S000001470 [Member] Shareholder Fees - BATS: Mortgage Total Return Series - BATS SERIES M	Mar. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%